UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01356

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

(Exact name of Registrant as specified in charter)

18 Chestnut Street

Worcester, MA 10608

(Address of principal executive offices)

CT Corporation System

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 792-6358

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

Item 1. Reports to Stockholders.

Board of Managers

The Accumulation Fund

Donald E. Boggs, Chairman

Gordon T. Miller, Vice Chairman

David G. Fussell

Joan Sadowsky

H. C. Goodwin

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

A Separate Account of The Paul Revere

Variable Annuity Insurance Company

This report and the financial statements attached are submitted for the general information of contract owners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale of The Paul Revere Variable Annuity Insurance Company contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Annual Report

December 31, 2003

TO OUR CONTRACT OWNERS AND PARTICIPANTS:

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

VARIABLE ANNUITY CONTRACTS

This yearend report of the Fund contains the financial statements and portfolio information of the Fund for the period ended December 31, 2003.

After three years of declines in excess of 20%, the Russell 1000 Growth Index turned sharply positive in 2003. Following a negative first quarter, large cap growth stocks recorded three consecutive quarterly gains as fears concerning the war in Iraq, SARS and deflation began to abate. Long awaited evidence that the fiscal and monetary stimuli were have their intended effect helped lift consumer sentiment, corporate profits and capital markets.

The Fund’s portfolio underperformed its benchmark due primarily to underweight positions in certain technology stocks and overweights in certain retail holdings and a number of advertising sensitive media stocks. The portfolio’s performance was benefited by its holdings in biotechnology, and underweight position in pharmaceuticals and financial services companies focused on capital markets.

We believe in 2004 companies have benefited from years of cost cutting and restructuring. Operating leverage offers the potential for accelerating earnings growth as capital spending increases. Stock selection will be important as valuations have converged and the rally in the stock market has broadened to include many sectors of the market.

Thank you for your continued support.

Sincerely,

/s/ Donald E. Boggs
Donald E. Boggs
Chairman, Board of Managers
The Paul Revere Variable Annuity
Contract Accumulation Fund

The Paul Revere Variable Annuity Contract Accumulation Fund

Audited Financial Statements

December 31, 2003

REPORT OF INDEPENDENT AUDITORS

The Owners of Variable Annuity Contracts of The Paul Revere

Variable Annuity Insurance Company and the Board of

Managers of The Paul Revere Variable Annuity Contract

Accumulation Fund of The Paul Revere Variable Annuity

Insurance Company

We have audited the accompanying statements of assets and liabilities of The Paul Revere Variable Annuity Contract Accumulation Fund (comprising the Qualified and Non-Qualified Portfolios) as of December 31, 2003 and 2002, including the statement of investments as of December 31, 2003, and the related statements of operations and changes in net assets for each of the three years in the period ended December 31, 2003, and the supplementary information for each of the ten years in the period then ended. These financial statements and supplementary information are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and supplementary information based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 and 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of The Paul Revere Variable Annuity Contract Accumulation Fund at December 31, 2003 and 2002, the results of its operations and the changes in its net assets for each of the three years in the period ended December 31, 2003, and the supplementary information for each of the ten years in the period then ended, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Chattanooga, Tennessee

January 31, 2004

Statements of Assets and Liabilities

	December 31,
	2003 Series Q (Qualified)	2002 Series Q (Qualified)	2003 Series N (Non-Qualified)	2002 Series N (Non-Qualified)
ASSETS

Investments in securities at market value (Cost: Series Q 2003-$8,741,721; 2002-$9,079,303) (Cost: Series N 2003-$1,604,679; 2002-$1,653,128) (see Schedule of Investments)	$9,521,516	$8,027,687	$1,732,118	$1,449,322
Cash	286	943	6,160	22,928
Dividends and interest receivable	7,720	9,165	1,412	1,662
Receivable for investments sold	140,928	610,063	26,959	48,622
Receivable from The Paul Revere Variable Annuity Insurance Company	—	—	9,168	—

Total assets	9,670,450	8,647,858	1,775,817	1,522,534

LIABILITIES

Payable for investments purchased	128,965	599,769	33,804	47,718
Payable to The Paul Revere Variable Annuity Insurance Company	53,242	65,389	6,867	11,260

Total liabilities	182,207	665,158	40,671	58,978

TOTAL NET ASSETS	$9,488,243	$7,982,700	$1,735,146	$1,463,556

CONTRACT OWNERS’ EQUITY

Deferred contracts terminable by owner	$7,284,377	$5,974,116	$891,819	$721,796
Currently payable contracts	2,203,866	2,008,584	843,327	741,760

Total net assets	$9,488,243	$7,982,700	$1,735,146	$1,463,556

ACCUMULATION UNITS OUTSTANDING	825,922	858,770	155,878	162,573

NET ASSET VALUE PER ACCUMULATION UNIT	$11.488	$9.295	$11.131	$9.002

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	For the years ended December 31,
	2003 Series Q (Qualified)	2002 Series Q (Qualified)	2001 Series Q (Qualified)
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment loss	$(66,003)	$(71,823)	$(143,177)
Net realized gain (loss) on investments	69,435	(3,392,842)	(2,319,462)
Net increase (decrease) in unrealized appreciation of investments	1,831,411	(579,955)	(2,654,017)

Increase (decrease) in net assets from operations	1,834,843	(4,044,620)	(5,116,656)
Contract receipts:
Gross purchase payments received	6,459	3,217	14,849
Deductions from purchase payments	201	48	108

Net purchase payments received	6,258	3,169	14,741
Payments to contract owners:
Annuity payments to contract owners	250,445	267,259	433,639
Terminations and withdrawals to contract owners	85,113	524,495	3,683,993

Total payments to contract owners	335,558	791,754	4,117,632

Net contract payments to contract owners	(329,300)	(788,585)	(4,102,891)

Total increase (decrease) in net assets	1,505,543	(4,833,205)	(9,219,547)

NET ASSETS

Beginning of year	7,982,700	12,815,905	22,035,452

End of year	$9,488,243	$7,982,700	$12,815,905

	For the years ended December 31,
	2003 Series N (Non-qualified)	2002 Series N (Non-qualified)	2001 Series N (Non-qualified)

INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment loss	$(17,684)	$(19,214)	$(37,748)
Net realized gain (loss) on investments	22,977	(683,478)	(564,353)
Net increase (decrease) in unrealized appreciation of investments	331,245	(112,246)	(646,717)

Increase (decrease) in net assets from operations	336,538	(814,938)	(1,248,818)
Contract receipts:
Gross purchase payments received	—	—	215
Deductions from purchase payments	—	—	13

Net purchase payments received	—	—	202
Payments to contract owners:
Annuity payments to contract owners	64,419	146,533	230,266
Terminations and withdrawals to contract owners	529	67,138	1,031,647

Total payments to contract owners	64,948	213,671	1,261,913

Net contract payments to contract owners	(64,948)	(213,671)	(1,261,711)

Total increase (decrease) in net assets	271,590	(1,028,609)	(2,510,529)

NET ASSETS

Beginning of year	1,463,556	2,492,165	5,002,694

End of year	$1,735,146	$1,463,556	$2,492,165

See accompanying notes to financial statements.

Statements of Operations

	For the years ended December 31,
	2003 Series Q (Qualified)	2002 Series Q (Qualified)	2001 Series Q (Qualified)
INVESTMENT LOSS

Income:
Dividends	$73,979	$69,916	$87,612
Interest	3,572	18,092	15,297

Total income	77,551	88,008	102,909

Expenses:
Mortality and expense risk fees	87,303	98,154	155,791
Investment management and advisory service fees	43,651	49,077	77,895
Professional services	12,600	12,600	12,400

Total expenses	143,554	159,831	246,086

Net investment loss	(66,003)	(71,823)	(143,177)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments sold	69,435	(3,392,842)	(2,319,462)
Net increase (decrease) in unrealized appreciation of investments	1,831,411	(579,955)	(2,654,017)

Net realized and unrealized gain (loss) on investments	1,900,846	(3,972,797)	(4,973,479)

Increase (decrease) in net assets from operations	$1,834,843	$(4,044,620)	$(5,116,656)

	For the years ended December 31,
	2003 Series N (Non-Qualified)	2002 Series N (Non-Qualified)	2001 Series N (Non-Qualified)
INVESTMENT LOSS

Income:
Dividends	$13,731	$13,265	$19,081
Interest	75	3,126	2,028

Total income	13,806	16,391	21,109

Expenses:
Mortality and expense risk fees	15,953	18,697	34,278
Investment management and advisory service fees	7,977	9,348	17,139
Professional services	7,560	7,560	7,440

Total expenses	31,490	35,605	58,857

Net investment loss	(17,684)	(19,214)	(37,748)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments sold	22,977	(683,478)	(564,353)
Net increase (decrease) in unrealized appreciation of investments	331,245	(112,246)	(646,717)

Net realized and unrealized gain (loss) on investments	354,222	(795,724)	(1,211,070)

Increase (decrease) in net assets from operations	$336,538	$(814,938)	$(1,248,818)

See accompanying notes to financial statements.

Schedule of Investments

December 31, 2003

		Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks

Airlines
Southwest Airlines Company	5,300	$84,128	$85,542	0.90%	1,000	$15,883	$16,140	0.93%

Beverages
PepsiCo, Inc.	2,690	114,786	125,408	1.32%	450	19,415	20,979	1.21%

Broadcasting & Media
Clear Channel Communications, Inc.	3,560	129,266	166,715		700	26,330	32,781
Comcast Corporation Class A *	4,700	145,942	154,489		900	28,186	29,583
Cox Communications, Inc. *	1,500	46,824	51,675		300	9,369	10,335
EchoStar Communications Corporation Class A *	3,100	105,415	105,400		600	20,298	20,400
New York Times Company	1,280	58,392	61,171		190	8,694	9,080
Time Warner, Inc. *	8,100	124,763	145,719		1,440	21,988	25,906
Viacom, Inc. Class B	4,510	193,340	200,154		796	34,173	35,326
Walt Disney Company	900	19,761	20,997		200	4,391	4,666
Westwood One, Inc. *	2,800	93,586	95,788		500	16,800	17,105

		917,289	1,002,108	10.56%		170,229	185,182	10.67%

Business Services
Lamar Advertising Company *	1,660	54,300	61,951	0.65%	280	9,212	10,450	0.61%

Computer Systems & Services
BEA Systems, Inc. *	3,400	46,133	41,820		600	8,150	7,380
BISYS Group, Inc. *	3,520	63,929	52,378		680	11,712	10,118
Cisco Systems, Inc. *	16,140	449,193	392,041		3,030	91,119	73,599
Dell Computer Corporation *	5,830	171,799	197,987		1,080	32,919	36,677
DST Systems, Inc. *	900	31,066	37,584		200	6,891	8,352
International Business Machines Corporation	2,180	177,812	202,042		390	31,550	36,145
Microsoft Corporation	15,680	414,465	431,827		2,800	74,274	77,112
Mercury Interactive Corporation *	1,900	82,686	92,416		340	14,609	16,538
Network Associates, Inc. *	2,700	40,163	40,608		500	7,470	7,520
Oracle Corporation *	8,140	90,903	107,448		1,450	16,567	19,140
Veritas Software Corporation *	4,565	137,461	169,635		820	25,526	30,471

		1,705,610	1,765,786	18.61%		320,787	323,052	18.62%

Consumer Goods & Services
Avon Products, Inc.	1,730	84,888	116,758		270	13,496	18,222
Ebay, Inc.	1,400	74,362	90,426		200	10,793	12,918
InterActiveCorp *	4,100	117,852	139,113		700	19,271	23,751
NIKE, Inc. Class B	1,100	74,089	75,306		200	13,503	13,692

		351,191	421,603	4.45%		57,063	68,583	3.95%

Education
Apollo Group, Inc. *	1,200	76,229	81,600		200	12,537	13,600
Career Education Corporation *	1,000	39,770	40,070		200	8,371	8,014

		115,999	121,670	1.28%		20,908	21,614	1.25%

See accompanying notes to financial statements.

Schedule of Investments (continued)

December 31, 2003

		Series Q (Qualified)				Series N (Non-Qualified)
	Number Of Shares	Cost	Market Value	% of Net Assets	Number Of Shares	Cost	Market Value	% of Net Assets
Financial Institutions
American Express Company	3,500	154,557	168,805		600	26,325	28,938
Bank of New York Company, Inc.	2,200	70,109	72,864		400	12,720	13,248
Citigroup, Inc.	4,224	162,400	205,033		796	31,333	38,638
Fannie Mae	1,300	94,630	97,578		200	14,488	15,012
Goldman Sachs Group, Inc.	1,010	75,411	99,717		180	13,717	17,771
MBNA Corporation	5,500	128,998	136,675		1,000	23,522	24,850
Mellon Financial Corporation	2,290	70,054	73,532		450	13,801	14,450
Merrill Lynch & Co., Inc.	1,780	73,166	104,397		370	15,898	21,700
Northern Trust Corporation	1,300	56,435	60,346		200	8,752	9,284
SLM Corporation	1,340	52,578	50,491		270	10,111	10,174

		938,338	1,069,438	11.27%		170,667	194,065	11.18%

Food
Outback Steakhouse, Inc.	900	33,866	39,789	0.42%	200	7,428	8,842	0.51%

Insurance
ACE Ltd. ADR	1,590	51,136	65,858		260	8,072	10,769
American International Group, Inc.	3,300	201,612	218,724		600	36,623	39,768

		252,748	284,582	3.00%		44,695	50,537	2.91%

Leisure & Tourism
Starwood Hotels & Resorts Worldwide, Inc.	1,750	51,068	62,948	0.66%	320	10,334	11,510	0.66%

Manufacturing
3M Company	1,160	64,242	98,635		220	13,610	18,707
Danaher Corporation	700	63,218	64,225		200	18,115	18,350
Emerson Electric Company	1,000	61,251	64,750		200	12,288	12,950
General Electric Company	8,250	246,472	255,585		1,460	44,242	45,231
Illinois Tool Works	900	69,697	75,519		200	15,683	16,782
Thermo Electron Corporation *	2,400	55,366	60,480		400	9,228	10,080

		560,246	619,194	6.53%		113,166	122,100	7.04%

Medical & Health Products
Abbott Laboratories	2,400	101,007	111,840		400	17,017	18,640
Amgen, Inc. *	2,280	111,329	140,904		450	22,244	27,810
Caremark Rx, Inc. *	2,200	46,300	55,726		400	8,249	10,132
Gilead Sciences, Inc. *	2,700	149,971	156,978		500	28,079	29,070
Genentech, Inc. *	300	10,549	28,071		70	2,461	6,550
Genzyme Corporation *	2,600	123,354	128,284		500	23,999	24,670
Guidant Corporation	1,100	51,573	66,220		200	9,392	12,040
Johnson & Johnson	4,460	239,227	230,404		850	45,362	43,911
Medtronic, Inc.	2,150	99,440	104,511		380	18,334	18,472
Pfizer, Inc.	9,060	297,109	320,090		1,650	54,428	58,295
Wyeth	2,800	124,713	118,860		500	22,347	21,225

		1,354,572	1,461,888	15.41%		251,912	270,815	15.61%

See accompanying notes to financial statements.

Schedule of Investments (continued)

December 31, 2003

		Series Q (Qualified)				Series N (Non-Qualified)
	Number Of Shares	Cost	Market Value	% of Net Assets	Number Of Shares	Cost	Market Value	% of Net Assets
Semiconductors
Analog Devices, Inc. *	3,570	127,205	162,971		620	22,668	28,303
Intel Corporation	4,780	119,941	153,916		920	22,981	29,624
Linear Technology Corporation	1,810	57,927	76,147		350	11,296	14,724
Maxim Integrated Products, Inc.	1,440	66,505	71,712		270	11,764	13,446
Microchip Technology, Inc.	2,500	60,459	83,400		500	11,944	16,680
Novellus Systems, Inc. *	1,750	64,792	73,588		320	11,399	13,456
Texas Instruments, Inc.	4,030	103,836	118,401		790	20,946	23,210
Xilinx, Inc. *	3,300	94,359	127,842		600	17,392	23,244

		695,024	867,977	9.15%		130,390	162,687	9.38%

Stores
CVS Corporation	1,000	31,948	36,120		200	6,431	7,224
Home Depot, Inc.	1,770	57,543	62,817		340	10,989	12,067
Kohl’s Corporation *	3,970	218,348	178,412		760	41,034	34,154
Staples, Inc. *	3,000	62,391	81,900		500	10,188	13,650
Target Corporation	5,030	193,116	193,152		900	34,868	34,560
TJX Companies, Inc.	4,700	93,611	103,635		900	17,936	19,845
Walgreen Company	1,700	56,315	61,846		300	9,960	10,914
Wal-Mart Stores, Inc.	3,730	200,200	197,877		700	37,647	37,135
Williams-Sonoma, Inc. *	900	24,482	31,293		200	5,416	6,954

		937,954	947,052	9.98%		174,469	176,503	10.17%

Telecommunications
Adtran, Inc.	2,200	71,922	68,200		400	13,062	12,400
AT&T Wireless Services, Inc. *	10,800	81,329	86,292		2,000	15,061	15,980
Corning, Inc. *	4,400	46,238	45,892		800	8,406	8,344
Qualcomm, Inc.	1,000	47,816	53,930		200	9,542	10,786
Sprint Corp. (PCS Group) *	10,000	54,954	56,200		1,800	9,840	10,116

		302,259	310,514	3.27%		55,911	57,626	3.32%

Transportation
FedEx Corporation	1,500	113,407	101,250		300	22,871	20,250
United Parcel Service, Inc.	950	56,940	70,822		150	9,339	11,183

		170,347	172,072	1.82%		32,210	31,433	1.81%

Total Common Stocks		8,639,725	9,419,520	99.28%		1,604,679	1,732,118	99.83%

Short-Term Investment
Federal Home Loan Banks 0.75% due 01/02/04	102,000	101,996	101,996	1.07%

Total Investments		$8,741,721	9,521,516	100.35%		$1,604,679	1,732,118	99.83%

Other Assets Less Liabilities			(33,273)	(0.35)%			3,028	0.17%

Total Net Assets			$9,488,243	100.00%			$1,735,146	100.00%

*	Non – income producing security.

See accompanying notes to financial statements.

Supplementary Information

Selected Per Unit Data and Ratios

	Years Ended December 31,
	2003	2002	2001	2000	1999
PER UNIT DATA (a)
Series Q (Qualified)

Investment income	$0.093	$0.099	$0.094	$0.117	$0.094
Expenses	0.172	0.180	0.226	0.374	0.277

Net investment loss	(0.079)	(0.081)	(0.132)	(0.257)	(0.183)
Net realized and unrealized gains (losses) on investments	2.272	(4.481)	(4.577)	(1.398)	5.280

Net increase (decrease) in net asset value	2.193	(4.562)	(4.709)	(1.655)	5.097
Accumulation unit net asset value:
Beginning of year	9.295	13.857	18.566	20.221	15.124

End of year	$11.488	$9.295	$13.857	$18.566	$20.221

Series N (Non-Qualified)

Investment income	$0.087	$0.094	$0.090	$0.094	$0.083
Expenses	0.199	0.204	0.251	0.397	0.296

Net investment loss	(0.112)	(0.110)	(0.161)	(0.303)	(0.213)
Net realized and unrealized gains (losses) on investments	2.241	(4.563)	(5.177)	(1.498)	5.894

Net increase (decrease) in net asset value	2.129	(4.673)	(5.338)	(1.801)	5.681
Accumulation unit net asset value:
Beginning of year	9.002	13.675	19.013	20.814	15.133

End of year	$11.131	$9.002	$13.675	$19.013	$20.814

(a)	The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year and do not include any sales loads.

	Years Ended December 31,
	2003	2002	2001	2000	1999
RATIOS
Series Q (Qualified)

Operating expenses to average accumulation fund balance	1.67%	1.63%	1.55%	1.57%	1.56%
Net investment loss to average accumulation fund balance	(0.77)%	(0.73)%	(0.90)%	(1.08)%	(1.03)%
Portfolio turnover rate	83%	102%	79%	102%	98%
Accumulation units outstanding at the end of the year (in thousands)	826	859	925	1,187	1,385

Series N (Non-Qualified)

Operating expenses to average accumulation fund balance	2.00%	1.91%	1.70%	1.64%	1.62%
Net investment loss to average accumulation fund balance	(1.12)%	(1.03)%	(1.09)%	(1.25)%	(1.16)%
Portfolio turnover rate	83%	104%	78%	101%	103%
Accumulation units outstanding at the end of the year (in thousands)	156	163	182	263	342

See accompanying notes to financial statements.

Supplementary Information

Selected Per Unit Data and Ratios (continued)

	Years Ended December 31,
	1998	1997	1996	1995	1994
PER UNIT DATA (a)
Series Q (Qualified)

Investment income	$0.116	$0.177	$0.153	$0.119	$0.081
Expenses	0.202	0.159	0.133	0.096	0.073

Net investment income (loss)	(0.086)	0.018	0.020	0.023	0.008
Net realized and unrealized gains (losses) on investments	3.836	2.723	1.551	1.711	(0.020)

Net increase (decrease) in net asset value	3.750	2.741	1.571	1.734	(0.012)
Accumulation unit net asset value:
Beginning of year	11.374	8.633	7.062	5.328	5.340

End of year	$15.124	$11.374	$8.633	$7.062	$5.328

Series N (Non-Qualified)

Investment income	$0.096	$0.135	$0.137	$0.117	$0.099
Expenses	0.212	0.166	0.134	0.109	0.102

Net investment income (loss)	(0.116)	(0.031)	0.003	0.008	(0.003)
Net realized and unrealized gains (losses) on investments	3.891	2.660	1.459	1.769	(0.023)

Net increase (decrease) in net asset value	3.775	2.629	1.462	1.777	(0.026)
Accumulation unit net asset value:
Beginning of year	11.358	8.729	7.267	5.490	5.516

End of year	$15.133	$11.358	$8.729	$7.267	$5.490

(a)	The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year and do not include any sales loads.

	Years Ended December 31,
	1998	1997	1996	1995	1994
RATIOS
Series Q (Qualified)

Operating expenses to average accumulation fund balance	1.57%	1.59%	1.57%	1.55%	1.55%
Net investment income (loss) to average accumulation fund balance	(0.67)%	0.18%	0.24%	0.38%	0.17%
Portfolio turnover rate	143%	130%	78%	64%	64%
Accumulation units outstanding at the end of the year (in thousands)	1,715	1,887	2,093	5,491	5,597

Series N (Non-Qualified)

Operating expenses to average accumulation fund balance	1.63%	1.67%	1.69%	1.71%	1.73%
Net investment income (loss) to average accumulation fund balance	(0.90)%	(0.31)%	0.04%	0.13%	(0.05)%
Portfolio turnover rate	143%	139%	94%	67%	62%
Accumulation units outstanding at the end of the year (in thousands)	475	530	566	586	604

See accompanying notes to financial statements.

Notes to Financial Statements

December 31, 2003

1.	Organization

The Paul Revere Variable Annuity Contract Accumulation Fund (“the Fund”) is a separate account of The Paul Revere Variable Annuity Insurance Company (“Paul Revere Variable”), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company (“Paul Revere Life”) which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by UnumProvident Corporation, formerly Provident Companies, Inc. (“Provident”). The Fund is the investment vehicle for Paul Revere Variable’s tax-deferred group annuity contracts.

2.	Accounting policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common and preferred stocks are stated at market values which are based on the last sales prices at December 31, 2003, as reported on national security exchanges or the closing bid prices for unlisted securities as reported by investment dealers. Short-term notes are stated at amortized cost which approximates market value. Unrealized investment gains and losses are included in contract owners’ equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the day after the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

Contract owners’ equity is comprised of two components. Deferred contracts terminable by owner represents amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3.	Investment advisor

Paul Revere Variable acts as investment advisor and underwriter to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statements of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund.

Certain administrative services of the Fund are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services.

4.	Investment sub-advisor

Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. (“MFSI”), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

Notes to Financial Statements (continued)

December 31, 2003

5.	Federal income taxes

The Fund’s operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by Paul Revere Life. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund’s assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

6.	Security transactions

The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

	Series Q (Qualified)		Series N (Non-Qualified)
	Purchases	Sales	Purchases	Sales
December 31, 2003	$6,934,164	$7,071,940	$1,276,070	$1,347,273
December 31, 2002	$9,615,269	$10,472,798	$1,895,372	$2,107,099

At December 31, 2003, net unrealized appreciation of investments in Series Q, amounting to $779,795, consisted of unrealized gains of $928,074 and unrealized losses of $148,279, net unrealized appreciation of investments in Series N, amounting to $127,439, consisted of unrealized gains of $161,299 and unrealized losses of $33,860.

7.	Accumulation units

The change in the number of accumulation units outstanding were as follows:

	Series Q (Qualified)
	2003	2002	2001
Units outstanding at beginning of year	858,770	924,860	1,186,884
Units credited to contracts:
Net purchase payments	729	277	929
Units withdrawn from contracts:
Annuity payments	24,269	24,478	28,522
Terminations and withdrawals	9,308	41,889	234,431

Net units withdrawn	33,577	66,367	262,953

Contract units withdrawn in excess of units credited	(32,848)	(66,090)	(262,024)

Units outstanding at end of year	825,922	858,770	924,860

Notes to Financial Statements (continued)

December 31, 2003

7.	Accumulation units (continued)

	Series N (Non-Qualified)
	2003	2002	2001
Units outstanding at beginning of year	162,573	182,247	263,120
Units credited to contracts:
Net purchase payments	—	—	12
Units withdrawn from contracts:
Annuity payments	6,634	12,673	15,115
Terminations and withdrawals	61	7,001	65,770

Net units withdrawn	6,695	19,674	80,885

Contract units withdrawn in excess of units credited	(6,695)	(19,674)	(80,873)

Units outstanding at end of year	155,878	162,573	182,247

Item 2. Code of Ethics.

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the Registrant’s Code of Ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics described in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers of the provisions of the Code of Ethics described in 2(a) above were granted.

Item 3. Audit Committee Financial Expert.

The Fund has assets of under $10 million. It has no audit committee and no audit committee financial expert. The Board of Managers of the Fund consists of independent directors that control 3/5 of the Board. The Board receives quarterly reports on the transactions in the Fund. Because of the nature of the Fund’s business there are no sensitive accounting estimates used in preparation of the financial statements of the Fund.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) Within the 90-day period prior to the filing of this report, the Registrant’s management, including the person serving as both the Registrant’s Chief Executive Officer and Chief Financial Officer conducted an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c). Based on that evaluation, the Chief Executive Officer/Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures were effective as of the date of that evaluation.

(b) No change in the Registrant’s internal control over financial reporting that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting, occurred during the Registrant’s most recent second fiscal half-year.

Item 10. Exhibits.

The following exhibits are attached to this Form N-CSR:

(a) Code of Ethics that is the subject of the disclosure required by Item 2, attached hereto as Exhibit 10(a)(1).

(b) Certification filed pursuant to Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 31.

(c) Certification furnished pursuant to Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 32.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity

Contract Accumulation Fund

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: March 1, 2004.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: March 1, 2004.